                        [AMERICAN AADVANTAGE FUNDS LOGO]

                              SMALL CAP VALUE FUND
                             -INSTITUTIONAL CLASS-


PROSPECTUS

January 1, 1999

                                   [GRAPHIC]


Managed by AMR INVESTMENTS



The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund's prospectus is accurate or complete, nor does it judge the investment merit of this Fund. To state otherwise is a criminal offense.

TABLE OF CONTENTS

ABOUT THE FUND

                                    Investment Objectives, Strategies and Risks..........................3

                                    The Manager..........................................................5

                                    The Investment Advisers..............................................6

                                    Valuation of Shares..................................................7

                                    Distribution of Fund Shares .........................................7

ABOUT YOUR INVESTMENT
                                    Purchase and Redemption of Shares....................................7

                                    Distributions and Taxes.............................................10

ADDITIONAL INFORMATION
                                    Master-Feeder Structure.............................................10

                                    Year 2000...........................................................10

                                    Additional Information..............................................11

ABOUT THE FUND

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

INVESTMENT OBJECTIVES

Long-term capital appreciation and current income.

PRINCIPAL STRATEGIES

Ordinarily at least 80% of the total assets of the American AAdvantage Small Cap Value Fund (the "Fund") will be invested in equity securities of U.S. companies with market capitalizations of $1 billion or less at the time of investment. The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively, "stocks").

The investment advisers will select stocks which, in their opinion, have most or all of the following characteristics:
         o     above-average earnings growth potential,
         o     selling at prices below their perceived economic value,
         o     low price to earnings ratio,
         o     low price to book value ratio, and
         o     generate above-average dividend yields.

Each of the investment advisers determines the growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. AMR Investment Services, Inc. (the "Manager") believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

The Fund seeks its investment objective by investing all of its investable assets in the Small Cap Value Portfolio ("Portfolio") of the AMR Investment Services Trust ("AMR Trust"). The Portfolio's investment objective is identical to that of the Fund. Throughout this Prospectus, statements regarding investments by the Fund refer to investments made by the Portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either the Fund or the Portfolio, unless stated otherwise. See "Master-Feeder Structure".

RISK FACTORS

     o   Market Risk
         Since this Fund invests most of its assets in equity securities, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

     o   Small Capitalization Companies
         Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility since smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.

     o   Additional Risk
         An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate up and down, which means an investor could lose money.

PERFORMANCE OF SIMILAR SMALL CAP VALUE ACCOUNT

The Fund's investment advisers are Brandywine Asset Management, Inc. ("Brandywine") and Hotchkis and Wiley ("Hotchkis"). Brandywine and Hotchkis each have experience managing other accounts with investment objectives, policies and strategies similar to those of the Fund. Unlike the Fund, all of the accounts managed by Brandywine include an allocation to micro-cap companies, which are defined as companies with total market capitalization of less than $250 million. Thus, the performance below consists of the Hotchkis and Wiley Small Cap Fund ("Hotchkis Fund"), the only investment company managed by Brandywine or Hotchkis with investment objectives, policies and strategies substantially similar to those of the Fund. The data shown below reflects the total return for the periods shown, reduced by the actual expenses of the Hotchkis Fund. Applying the Fund's expense structure to the Hotchkis Fund would have lowered the performance results shown. THIS PERFORMANCE OF THE HOTCHKIS FUND IS HISTORICAL AND DOES NOT REPRESENT PROJECTED FUTURE INVESTMENT PERFORMANCE OF THE FUND. PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF HOW THE FUND WILL PERFORM IN THE FUTURE.

           TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR
                                    [GRAPH]

         88      89       90     91      92      93      94      95      96      97
        ----    -----    ----   -----   -----   -----   ----    -----   -----   -----
        8.90%   20.50%  -9.02%  48.29%  13.72%  12.57%  1.11%   18.44%  14.27%  39.52%

     Highest Quarterly Return from 1/1/88 through 12/31/97   (1st Qtr. 1991)                29.45%
     Lowest Quarterly Return from 1/1/88 through 12/31/97   (3rd Qtr. 1998)                -32.94%
     Year-to-Date Return through 9/30/98......................................             -22.39%

                                             Average Annual Total Return
                                         ===================================
                                                   as of 12/31/97
                                         -----------------------------------

                                         1 Year        5 Years      10 Years
                                         ------        -------      --------
               Hotchkis Fund             39.52%        16.53%        15.77%
               Russell 2000 Index        22.37%        16.41%        15.76%

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares(1).

    Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

    Management Fees......................................0.68%
    Other Expenses.......................................0.65%(2)
                                                         -----
    Total Annual Operating Expenses......................1.33%
                                                         =====
    Fee Waiver and/or Expense Reimbursement..............0.34%(3)
    Net Expenses.........................................0.99%

    (1) The expense table and the Example below reflect the expenses of both the Fund and the Portfolio.

    (2) "Other Expenses" are based on estimates for the current fiscal year.

    (3) The Manager has contractually agreed to waive a portion of its fee and to reimburse the Fund for other expenses through October 31, 1999 to the extent that Total Operating Expenses exceed 0.99%.

EXAMPLE

This example shows the expenses you would pay over time if you invested $10,000 in the Fund. It assumes that you earn 5% total return each year that the Fund's operating expenses remain the same and that you sell your shares at the end of each period. The actual expenses and total return of the Fund will vary over time and, therefore, this example is for comparison purposes only.

     1 YEAR            3 YEARS
     ------            -------
      $101              $388

THE MANAGER

The American AAdvantage Funds ("Trust") has retained AMR Investment Services, Inc. to serve as its Manager. The Manager, located at 4333 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of October 31, 1998, the Manager had approximately $20.5 billion of assets under management, including approximately $7.6 billion under active management and $12.9 billion as named fiduciary or financial adviser. Of the total, approximately $14.5 billion of the assets are related to AMR Corporation.

The Manager provides or oversees all administrative, investment advisory and portfolio management services to the Fund. The Manager

    o  develops the investment programs for the Fund,
    o  selects and changes investment advisers (subject to requisite approvals),
    o  allocates assets among investment advisers,
    o  monitors the investment advisers' investment programs and results,
    o coordinates the investment activities of the investment advisers to ensure compliance with regulatory restrictions, and
    o oversees the Fund's securities lending activities and any actions taken by the securities lending agent.

As compensation for providing management services, the Fund pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to the sum of 0.10% of the net assets of the Fund, plus all fees paid to the investment advisers. The Manager also may receive up to 25% of the net annual interest income and up to 25% of loan fees in regards to security lending activities. Currently the Manager

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

receives 10% of the net annual interest income from the investment of cash collateral and 10% of the loan fees posted by borrowers. In addition to management fees, the Fund pays fees to the Manager for administrative and management services (other than investment advisory services). As compensation for these services, the Institutional Class of the Fund pays a quarterly fee at the annual rate of 0.25% of net assets.

William F. Quinn and Nancy A. Eckl have primary responsibility for the day-to-day operations of the Fund. These responsibilities include oversight of the investment advisers, regular review of their performance and asset allocations among them. Mr. Quinn has served as President of the Manager since its inception in 1986. Ms. Eckl has served as Vice President-Trust Investments since May 1995. Prior to her current position, Ms. Eckl held the position of Vice President-Finance and Compliance of the Manager from December 1990 through April 1995.

THE INVESTMENT ADVISERS

Set forth below is a brief description of the investment advisers for the Fund. The Fund's assets are allocated among the investment advisers by the Manager. Each investment adviser has discretion to purchase and sell securities for its segment of the Fund's assets in accordance with the Fund's objectives, policies, restrictions and more specific strategies provided by the Manager. Each investment adviser has entered into a separate investment advisory agreement with the Manager to provide investment advisory services to the Fund and the Portfolio. Pursuant to an exemptive order issued by the Securities and Exchange Commission ("SEC"), the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisers without approval of Fund shareholders, but subject to approval of the Trust's Board of Trustees ("Board") and the AMR Investment Services Trust Board ("AMR Trust Board"). The Prospectus will be supplemented if additional investment advisers are retained or the contract with any existing investment adviser is terminated.

BRANDYWINE ASSET MANAGEMENT, INC., 201 North Walnut Street, Wilmington, Delaware 19801, is a professional investment counseling firm founded in 1986. Brandywine is a wholly owned subsidiary of Legg Mason, Inc. Brandywine's investment process involves both fundamental screening to identify stocks that are undervalued and fundamental analysis to identify undervalued stocks which have the ability to return to normal value. As of November 30, 1998, Brandywine had assets under management totaling approximately $7.2 billion, including approximately $1.1 billion of assets of AMR and its subsidiaries and affiliated entities. The Manager has agreed to pay Brandywine an annualized fee equal to 0.50% on the first $100 million in Portfolio assets under its discretionary management, 0.45% for assets ranging from $100 million to $250 million, and 0.40% on assets over $250 million.

HOTCHKIS AND WILEY, 725 South Figueroa, # 4000, Los Angeles, California 90017, is a professional investment counseling firm which was founded in 1980 by John
F. Hotchkis and George Wiley. Hotchkis is a division of Merrill Lynch Asset Management, L.P., a wholly owned indirect subsidiary of Merrill Lynch & Co., Inc. Hotchkis focuses on time proven investment disciplines and extensive fundamental research to identify significantly undervalued companies where, in its opinion, actual value exceeds current market price. As of November 30, 1998, Hotchkis had assets under management totaling approximately $14.3 billion, which included approximately $1.9 billion of assets of AMR and its subsidiaries and affiliated entities. Hotchkis will be paid an annualized fee equal to 0.5625% of Portfolio assets under its discretionary management.

VALUATION OF SHARES

The price of Fund shares is based on the Fund's net asset value ("NAV"). The NAV per share of the Fund is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. The Fund's investments are valued based on market value. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures approved by the AMR Trust Board. The NAV of Institutional Class shares will be determined based on a pro rata allocation of investment income, expenses and total capital gains and losses. The Fund's NAV is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern time, on each day it is open for business.

DISTRIBUTION OF FUND SHARES

The Trust does not incur any direct distribution expenses related to Institutional Class shares. However, the Trust has adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940 which authorizes the use of any fees received by the Manager in accordance with the Administrative Services and Management Agreements and any fees received by the investment advisers pursuant to their Advisory Agreements with the Manager, to be used for distribution purposes.

ABOUT YOUR INVESTMENT

PURCHASE AND REDEMPTION OF SHARES

ELIGIBILITY

Institutional Class shares are offered without a sales charge to investors who make an initial investment of at least $2 million, including :

     o agents or fiduciaries acting on behalf of their clients (such as employee benefit plans, personal trusts and other accounts for which a trust company or financial advisor acts as agent or fiduciary);
     o  endowment funds and charitable foundations;
     o employee welfare plans which are tax-exempt under Section 501(c)(9) of the Internal Revenue Code of 1986, as amended ("Code");
     o  qualified pension and profit sharing plans,
     o  cash and deferred arrangements under Section 401(k) of the Code;
     o  corporations; and
     o  other investors who make an initial investment of at least $2 million.

The Manager may allow a reasonable period of time after opening an account for an investor to meet the initial investment requirement. In addition, for investors such as trust companies and financial advisors who make investments for a group of clients, the minimum initial investment can be met through an aggregated purchase order for more than one client.

PURCHASE POLICIES

Shares of the Fund are offered and purchase orders accepted until the close of the Exchange, generally 4:00 p.m. Eastern time, on each day on which the Exchange is open for trading. If a purchase order is received in good order prior to the deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV of the following day that the Fund is open for business. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The Fund reserves the right to reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares. Shares purchased through financial intermediaries may be subject to transaction fees. No sales charges are assessed on the purchase or sale of Fund shares.

OPENING AN ACCOUNT

A completed, signed application is required to open an account. You may request an application form by:

      o  calling (800) 967-9009, or
      o visiting the Funds' website at www.aafunds.com and downloading an account application.

Complete the application, sign it and:

Mail to:                                or Fax to:
         American AAdvantage Funds              (817) 967-0768 or (817) 931-4331
         P.O. Box 619003, MD 5645
         DFW Airport, TX 75261-9003

HOW TO PURCHASE SHARES

TO MAKE AN INITIAL PURCHASE                                 TO ADD TO AN EXISTING ACCOUNT
BY CHECK-----------------------------------------------------------------------------------------------------------
o  Make  the   check   payable   to  the   American         o  Make the check payable to the American  AAdvantage
   AAdvantage Funds                                            Funds
o  Include "Fund No. 370" on the check                      o  Include  shareholder's  account  number  and "Fund
o  Mail check to:                                              No. 370" on the check
                                                            o  Mail check to:

American AAdvantage Funds                                   American AAdvantage Funds
P.O. Box 419643                                             P.O. Box 419643
Kansas City, MO 64141-6643                                  Kansas City, MO 64141-6643

BY WIRE------------------------------------------------------------------------------------------------------------
Send a bank  wire to  State  Street  Bank & Trust  Co.      Send a bank wire to State  Street  Bank & Trust Co. with
with these instructions:                                    these instructions:
       ABA# 0110-0002-8; AC-9905-342-3                           ABA# 0110-0002-8; AC-9905-342-3
       Attn:  American AAdvantage Small Cap Value Fund           Attn:   American   AAdvantage   Small   Cap   Value
       Fund-Institutional Class (Fund 370)                       Fund-Institutional Class (Fund 370)

Call (800) 658-5811 to announce an incoming wire            Call (800) 658-5811 to announce an incoming wire

BY EXCHANGE--------------------------------------------------------------------------------------------------------
                                                            Fund shares may be purchased by exchange from another
                                                            American AAdvantage Fund if the shareholder has owned
                                                            Institutional Class shares of the other American
                                                            AAdvantage Fund for at least 15 days. Send a written
                                                            request to the address above or call (800) 658-5811 to
                                                            request an exchange of shares.

REDEMPTION POLICIES

Fund shares may be redeemed by telephone or mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption order is received in good order. Proceeds from redemption orders received by 4:00 p.m. Eastern time generally will be transmitted to shareholders on the next day that the Fund is open for business and by no later than seven days after the receipt of a redemption request in good order.

The Fund, its officers, trustees, directors, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them. The Fund employs procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

The Fund reserves the right to suspend redemptions or postpone the date of payment:
     o when the Exchange is closed (other than for customary weekend and holiday closings)
     o  when trading on the Exchange is restricted
     o when the SEC determines that an emergency exists so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable
     o  by order of the SEC for protection of the Fund's shareholders.

Proceeds from the sale of shares purchased by check may be withheld until the check has cleared, which may take up to 15 days. Shares redeemed through financial intermediaries may be subject to transaction fees. Although the Fund intends to redeem shares in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the Portfolio.

If a shareholder's account balance falls below $500, the Fund may ask the shareholder to increase the balance. If the account balance remains below $500 after 45 days, the Fund may close the account and send the shareholder the proceeds.

HOW TO REDEEM SHARES

METHOD                                                       ADDITIONAL INFORMATION
BY MAIL------------------------------------------------------------------------------------------------------------
Write a letter of instruction including                      Other   supporting   documents   may  be  required  for
     o  the Fund  name  (American  AAdvantage  Small         estates,     trusts,     guardianships,     custodians,
        Cap Fund-Institutional Class)                        corporations,    IRAs   and   welfare,    pension   and
     o  shareholder account number                           profit-sharing   plans.   Call   (800)   658-5811   for
     o  shares or dollar amount to be sold                   instructions.
     o  authorized signature
     o  how and where to send the proceeds
Mail to:
        American AAdvantage Funds
        P.O. Box 419643
        Kansas City, MO 64141-6643

BY TELEPHONE-------------------------------------------------------------------------------------------------------
Call (800) 658-5811 to request a redemption.                 Proceeds   from   redemptions   placed   by   telephone
                                                             generally   will  be   transmitted  by  wire  only,  as
                                                             instructed on the Fund application.
BY EXCHANGE--------------------------------------------------------------------------------------------------------
Shares of the Fund may be redeemed in exchange for another American AAdvantage Fund if the shareholder has owned
Institutional Class shares of the Fund for at least 15 days. Send a written request to the address above or call
(800) 658-5811 to exchange shares.

DISTRIBUTIONS AND TAXES

The Fund expects that its distributions, as a result of its investment objectives and strategies, will consist primarily of net capital gains and dividends from its net investment income. Usually, distributions received from the Fund will be taxable as ordinary income. Distributions in the form of realized net short-term capital gains are similarly taxed. Distributions in the form of realized net long-term capital gains are taxable to shareholders as long-term capital gains regardless of how long an investor has been a shareholder.

Each of the Fund's distributions is paid annually. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. An exchange of the Fund's shares for shares of another American AAdvantage Fund will be treated as a sale of the Fund's shares, and any gain on the transaction will be subject to federal income tax.

This is only a summary of some of the important tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding specific questions as to the effect of federal, state or local income taxes on an investment in the Fund.

ADDITIONAL INFORMATION

MASTER-FEEDER STRUCTURE

The Fund operates under a master-feeder structure. This means that the Fund is a "feeder" fund that invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

                      -----------------------------------
                                    Investor
                      -----------------------------------

                                             purchases shares of
                      -----------------------------------
                                   Feeder Fund
                      -----------------------------------

                                             which invests in
                      -----------------------------------
                                   Master Fund
                      -----------------------------------

                                             which buys
                      -----------------------------------
                              Investment Securities
                      -----------------------------------

The Fund invests all of its investable assets in the Small Cap Value Portfolio of the AMR Trust. The Fund can withdraw its investment in the Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. If this happens, the Fund's assets will be invested according to the investment policies and restrictions described in this Prospectus.

YEAR 2000

The Funds could be affected adversely if the computer systems used by the Manager, the Funds' other service providers, or companies in which the Funds invest do not properly process and calculate information that relates to dates beginning on January 1, 2000 and beyond. Due to the Funds' reliance on various service providers to perform essential functions, each of the Funds could have difficulty calculating its NAV, processing orders for share redemptions and delivering account statements and other information to shareholders. The Manager has taken steps that it believes are reasonably designed to address the potential failure of computer systems used by the Manager and the Funds' service providers to address the Year 2000 issue. There can be no assurance that the steps taken by the Manager will be sufficient to avoid any adverse impact.

In evaluating current and potential portfolio positions, Year 2000 is one of the factors that each Fund's investment advisers take into consideration. The Funds' investment advisers will rely upon public filings and other statements made by companies regarding their Year 2000 readiness. Issuers in countries outside of the U.S. may not be required to make the level of disclosure regarding Year 2000 readiness that is required in the U.S. If the value of a Fund's investment is adversely affected by a Year 2000 problem, the NAV of the Fund may be affected as well.

ADDITIONAL INFORMATION

The Statement of Additional Information ("SAI") contains more details about the Fund and its investment policies. The SAI is incorporated in this Prospectus by reference (it is legally part of this Prospectus). A current SAI is on file with the SEC.

To obtain more information about the Funds or to request a free copy of the SAI:

                                    BY TELEPHONE:
                                    Call (817) 967-3509

                                    BY MAIL:
                                    American AAdvantage Funds
                                    P.O.  Box 619003, MD5645
                                    DFW Airport, TX 75261-9003

                                    BY E-MAIL:
                                    american_aadvantagefunds@amrcorp.com

                                    ON THE INTERNET:
                                    Visit our website at www.aafunds.com
                                    Visit the SEC's website at www.sec.gov

Copies of these documents also may be obtained from the SEC Public Reference Room in Washington, D.C. The Public Reference Room can be reached at (800) 732-0330 or by mailing a request, including a duplicating fee to the SEC's Public Reference Section, 450 5th. Street NW, Washington, D.C. 20549-6009.

                             FUND SERVICE PROVIDERS

 CUSTODIAN                                    TRANSFER AGENT
 ---------                                    --------------
 State Street Bank and Trust Company          National Financial Data Services
 Boston, Massachusetts                        Kansas City, Missouri

 INDEPENDENT AUDITORS                         DISTRIBUTOR
 --------------------                         -----------
 Ernst & Young LLP                            Brokers Transaction Services, Inc.
 Dallas, Texas                                Dallas, Texas

                        [AMERICAN AADVANTAGE FUNDS LOGO]
                            SEC File Number 811-4984

American AAdvantage Funds is a registered service mark of AMR Corporation. American AAdvantage Small Cap Value Fund is a service mark of AMR Investment Services. American Airlines is not responsible for investments made in the American AAdvantage Funds.

                      [AMERICAN AADVANTAGE FUNDS(R) LOGO]



                              SMALL CAP VALUE FUND
                                  -AMR CLASS-






PROSPECTUS

January 1, 1999





                                 [EAGLE GRAPHIC]







Managed by AMR INVESTMENTS







THE SECURITIES AND EXCHANGE COMMISSION DOES NOT GUARANTEE THAT THE INFORMATION IN THIS PROSPECTUS OR ANY OTHER MUTUAL FUND'S PROSPECTUS IS ACCURATE OR COMPLETE, NOR DOES IT JUDGE THE INVESTMENT MERIT OF THIS FUND. TO STATE OTHERWISE IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


ABOUT THE FUND

                                    Investment Objectives, Strategies and Risks..........................3

                                    The Manager..........................................................5

                                    The Investment Advisers..............................................6

                                    Valuation of Shares..................................................7

                                    Distribution of Fund Shares .........................................7

ABOUT YOUR INVESTMENT
                                    Purchase and Redemption of Shares....................................7

                                    Distributions and Taxes..............................................9

ADDITIONAL INFORMATION
                                    Master-Feeder Structure.............................................10

                                    Year 2000...........................................................10

                                    Additional Information..............................................11

ABOUT THE FUND

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

INVESTMENT OBJECTIVES

Long-term capital appreciation and current income.

PRINCIPAL STRATEGIES

Ordinarily at least 80% of the total assets of the American AAdvantage Small Cap Value Fund (the "Fund") will be invested in equity securities of U.S. companies with market capitalizations of $1 billion or less at the time of investment. The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively, "stocks").

The investment advisers will select stocks which, in their opinion, have most or all of the following characteristics:

     o    above-average earnings growth potential,
     o    selling at prices below their perceived economic value,
     o    low price to earnings ratio,
     o    low price to book value ratio, and
     o    generate above-average dividend yields.

Each of the investment advisers determines the growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. AMR Investment Services, Inc. (the "Manager") believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

The Fund seeks its investment objective by investing all of its investable assets in the Small Cap Value Portfolio ("Portfolio") of the AMR Investment Services Trust ("AMR Trust"). The Portfolio's investment objective is identical to that of the Fund. Throughout this Prospectus, statements regarding investments by the Fund refer to investments made by the Portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either the Fund or the Portfolio, unless stated otherwise. See "Master-Feeder Structure".

RISK FACTORS

o        Market Risk
         Since this Fund invests most of its assets in equity securities, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

o        Small Capitalization Companies
         Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility since smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.

o        Additional Risk
         An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate up and down, which means an investor could lose money.

PERFORMANCE OF SIMILAR SMALL CAP VALUE ACCOUNT

The Fund's investment advisers are Brandywine Asset Management, Inc. ("Brandywine") and Hotchkis and Wiley ("Hotchkis"). Brandywine and Hotchkis each have experience managing other accounts with investment objectives, policies and strategies similar to those of the Fund. Unlike the Fund, all of the accounts managed by Brandywine include an allocation to micro-cap companies, which are defined as companies with total market capitalization of less than $250 million. Thus, the performance below consists of the Hotchkis and Wiley Small Cap Fund ("Hotchkis Fund"), the only investment company managed by Brandywine or Hotchkis with investment objectives, policies and strategies substantially similar to those of the Fund. The data shown below reflects the total return for the periods shown, reduced by the actual expenses of the Hotchkis Fund. Applying the Fund's expense structure to the Hotchkis Fund would have lowered the performance results shown. THIS PERFORMANCE OF THE HOTCHKIS FUND IS HISTORICAL AND DOES NOT REPRESENT PROJECTED FUTURE INVESTMENT PERFORMANCE OF THE FUND. PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF HOW THE FUND WILL PERFORM IN THE FUTURE.

         TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR
                                   [GRAPH]


          88     89       90       91     92      93     94     95      96      97
         ----   -----   -----    -----  -----   -----   ----   -----   -----   -----
         8.90%  20.50%  (9.02)%  48.29% 13.72%  12.57%  1.11%  18.44%  14.27%  39.52%

               Highest Quarterly Return from 1/1/88 through 12/31/97  (1st Qtr. 1991)          29.45%
               Lowest Quarterly Return from 1/1/88 through 12/31/97   (3rd Qtr. 1998)         (32.94)%
               Year-to-Date Return through 9/30/98......................................      (22.39)%


                                                                   Average Annual Total Return
                                                       =====================================================
                                                                         as of 12/31/97
                                                       -----------------------------------------------------

                                                            1 Year           5 Years          10 Years
                                                            ------           -------          --------
               Hotchkis Fund                                39.52%           16.53%            15.77%
               Russell 2000 Index                           22.37%           16.41%            15.76%

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares1.

  Annual Fund Operating Expenses (expenses that are deducted from Fund assets)



         Management Fees......................................0.68%
         Other Expenses.......................................0.41%2
         Total Annual Operating Expenses......................1.09%
         Fee Waiver and/or Expense Reimbursement..............0.34%3
         Net Expenses.........................................0.75%

(1) The expense table and the Example below reflect the expenses of both the Fund and the Portfolio.
(2)  "Other Expenses" are based on estimates for the current fiscal year.
(3) The Manager has contractually agreed to waive a portion of its fee and to reimburse the Fund for other expenses through October 31, 1999 to the extent that Total Operating Expenses exceed 0.75%.

EXAMPLE

This example shows the expenses you would pay over time if you invested $10,000 in the Fund. It assumes that you earn 5% total return each year that the Fund's operating expenses remain the same and that you sell your shares at the end of each period. The actual expenses and total return of the Fund will vary over time and, therefore, this example is for comparison purposes only.


     1 YEAR            3 YEARS
     ------            -------
       $77              $313

THE MANAGER

The American AAdvantage Funds ("Trust") has retained AMR Investment Services, Inc. to serve as its Manager. The Manager, located at 4333 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of October 31, 1998, the Manager had approximately $20.5 billion of assets under management, including approximately $7.6 billion under active management and $12.9 billion as named fiduciary or financial adviser. Of the total, approximately $14.5 billion of the assets are related to AMR Corporation.

The Manager provides or oversees all administrative, investment advisory and portfolio management services to the Fund. The Manager

     o   develops the investment programs for the Fund,
     o selects and changes investment advisers (subject to requisite approvals),
     o   allocates assets among investment advisers,
     o   monitors the investment advisers' investment programs and results,
     o coordinates the investment activities of the investment advisers to ensure compliance with regulatory restrictions, and
     o oversees the Fund's securities lending activities and any actions taken by the securities lending agent.

As compensation for providing management services, the Fund pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to the sum of 0.10% of the net assets of the Fund, plus all fees paid to the investment advisers. The Manager also may receive up to 25% of the net annual interest income and up to 25% of loan fees in regards to security lending activities. Currently the Manager receives 10% of the net annual interest income from the investment of cash collateral and 10% of the loan fees posted by borrowers. In addition to management fees, the Fund pays fees to the Manager for administrative and management services (other than investment advisory services). As compensation for these services, the Institutional Class of the Fund pays a quarterly fee at the annual rate of 0.25% of net assets.

William F. Quinn and Nancy A. Eckl have primary responsibility for the day-to-day operations of the Fund. These responsibilities include oversight of the investment advisers, regular review of their performance and asset allocations among them. Mr. Quinn has served as President of the Manager since its inception in 1986. Ms. Eckl has served as Vice President-Trust Investments since May 1995. Prior to her current position, Ms. Eckl held the position of Vice President-Finance and Compliance of the Manager from December 1990 through April 1995.

THE INVESTMENT ADVISERS

Set forth below is a brief description of the investment advisers for the Fund. The Fund's assets are allocated among the investment advisers by the Manager. Each investment adviser has discretion to purchase and sell securities for its segment of the Fund's assets in accordance with the Fund's objectives, policies, restrictions and more specific strategies provided by the Manager. Each investment adviser has entered into a separate investment advisory agreement with the Manager to provide investment advisory services to the Fund and the Portfolio. Pursuant to an exemptive order issued by the Securities and Exchange Commission ("SEC"), the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisers without approval of Fund shareholders, but subject to approval of the Trust's Board of Trustees ("Board") and the AMR Investment Services Trust Board ("AMR Trust Board"). The Prospectus will be supplemented if additional investment advisers are retained or the contract with any existing investment adviser is terminated.

BRANDYWINE ASSET MANAGEMENT, INC., 201 North Walnut Street, Wilmington, Delaware 19801, is a professional investment counseling firm founded in 1986. Brandywine is a wholly owned subsidiary of Legg Mason, Inc. Brandywine's investment process involves both fundamental screening to identify stocks that are undervalued and fundamental analysis to identify undervalued stocks which have the ability to return to normal value. As of November 30, 1998, Brandywine had assets under management totaling approximately $7.2 billion, including approximately $1.1 billion of assets of AMR and its subsidiaries and affiliated entities. The Manager has agreed to pay Brandywine an annualized fee equal to 0.50% on the first $100 million in Portfolio assets under its discretionary management, 0.45% for assets ranging from $100 million to $250 million, and 0.40% on assets over $250 million.

HOTCHKIS AND WILEY, 725 South Figueroa, # 4000, Los Angeles, California 90017, is a professional investment counseling firm which was founded in 1980 by John
F. Hotchkis and George Wiley. Hotchkis is a division of Merrill Lynch Asset Management, L.P., a wholly owned indirect subsidiary of Merrill Lynch & Co., Inc. Hotchkis focuses on time proven investment disciplines and extensive fundamental research to identify significantly undervalued companies where, in its opinion, actual value exceeds current market price. As of November 30, 1998, Hotchkis had assets under management totaling approximately $14.3 billion, which included approximately $1.9 billion of assets of AMR and its subsidiaries and affiliated entities. Hotchkis will be paid an annualized fee equal to 0.5625% of Portfolio assets under its discretionary management.

VALUATION OF SHARES

The price of Fund shares is based on the Fund's net asset value ("NAV"). The NAV per share of the Fund is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. The Fund's investments are valued based on market value. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures approved by the AMR Trust Board. The NAV of Institutional Class shares will be determined based on a pro rata allocation of investment income, expenses and total capital gains and losses. The Fund's NAV is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern time, on each day it is open for business.

DISTRIBUTION OF FUND SHARES

The Trust does not incur any direct distribution expenses related to Institutional Class shares. However, the Trust has adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940 which authorizes the use of any fees received by the Manager in accordance with the Administrative Services and Management Agreements and any fees received by the investment advisers pursuant to their Advisory Agreements with the Manager, to be used for distribution purposes.

ABOUT YOUR INVESTMENT

PURCHASE AND REDEMPTION OF SHARES

ELIGIBILITY

AMR Class shares are offered without a sales charge to tax exempt retirement and benefit plans of AMR Corporation and its affiliates.

PURCHASE POLICIES

Shares of the Fund are offered and purchase orders accepted until the close of the Exchange, generally 4:00 p.m. Eastern time, on each day on which the Exchange is open for trading. If a purchase order is accepted and payment is received prior to the deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is accepted or payment is received after the applicable deadline, the purchase price will be the NAV of the following day that the Fund is open for business. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The Fund reserves the right to reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares. Shares purchased through financial intermediaries may be subject to transaction fees. No sales charges are assessed on the purchase or sale of Fund shares.

OPENING AN ACCOUNT

A completed, signed application is required to open an account. Prospective investors may request an application form by calling (800) 492-9063.

Complete the application, sign it and:


Mail to:                                                 or Fax to:
         State Street Bank & Trust Co.                          (817) 967-0768
         P.O. Box 1978
         Boston, MA  02105-1978
         Attn: American AAdvantage Funds

HOW TO PURCHASE SHARES

To Make an Initial Purchase                                 To Add to an Existing Account
BY CHECK
        --------------------------------------------------------------------------------------------------------
Mail check to:                                              Include shareholder's account number and name of the
                                                            Fund on the check.  Mail check to:

State Street Bank & Trust Co.                               State Street Bank & Trust Co.
P.O. Box 1978                                               P.O. Box 1978
Boston, MA  02105-1978                                      Boston, MA  02105-1978
Attn: American AAdvantage Funds                             Attn: American AAdvantage Funds

BY WIRE
        --------------------------------------------------------------------------------------------------------
Send a bank wire to State Street Bank & Trust Co.           Send a bank wire to State Street Bank & Trust Co. with
with these instructions:                                    these instructions:
       ABA# 0110-0002-8; AC-0002-888-6                           ABA# 0110-0002-8; AC-0002-888-6
       Attn: AAdvantage Funds-AMR Class                          Attn: AAdvantage Funds-AMR Class
       Small Cap Value Fund                                      Small Cap Value Fund
Call (800) 492-9063 to announce an incoming wire            Call (800) 492-9063 to announce an incoming wire

BY EXCHANGE
           -----------------------------------------------------------------------------------------------------
                                                            Fund shares may be purchased by exchange from
                                                            another American AAdvantage Fund if the
                                                            shareholder has owned AMR Class shares of the
                                                            other American AAdvantage Fund for at least 15
                                                            days. Send a written request to the address above
                                                            or call (800) 492-9063 to exchange shares.


REDEMPTION POLICIES

Fund shares may be redeemed by telephone or mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption order is received in good order. Proceeds from redemption orders received by 4:00 p.m. Eastern time generally will be transmitted to shareholders on the next day that the Fund is open for business and by no later than seven days after the receipt of a redemption request in good order.

The Fund, its officers, trustees, directors, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them. The Fund employs procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

The Fund reserves the right to suspend redemptions or postpone the date of payment:

     o when the Exchange is closed (other than for customary weekend and holiday closings)
     o   when trading on the Exchange is restricted
     o when the SEC determines that an emergency exists so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable
     o   by order of the SEC for protection of the Fund's shareholders.

Shares purchased by check may not be redeemed until the check has cleared, which may take up to 15 days. Shares redeemed through financial intermediaries may be subject to transaction fees. Although the Fund intends to redeem shares in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the Portfolio.

If a shareholder's account balance falls below $500, the Fund may ask the shareholder to increase the balance. If the account balance remains below $500 after 45 days, the Fund may close the account and send the shareholder the proceeds.

HOW TO SELL SHARES


BY MAIL
        -----------------------------------------------------------------------
Write a letter of instruction including
    o    the Fund name (American AAdvantage Small Cap Fund-AMR Class)
    o    shareholder account number
    o    shares or dollar amount to be sold
    o    authorized signature
    o    how and where to send the proceeds

Mail to:
         State Street Bank & Trust Co.
         P.O. Box 1978
         Boston, MA  02105-1978
         Attn: American AAdvantage Funds

BY TELEPHONE
            ----------------------------------------------------------------------------------------------------
Call (800) 492-9063 to request a redemption.                 Proceeds from redemptions placed by telephone
                                                             generally will be transmitted by wire only, as
                                                             instructed on the Fund application.
BY EXCHANGE
           -----------------------------------------------------------------------------------------------------
Shares of the Fund may be redeemed in exchange for another American AAdvantage Fund if the shareholder has owned shares of the Fund for at least 15 days. Send a written request to the address above or call (800) 492-9063 to exchange shares.

DISTRIBUTIONS AND TAXES

The Fund expects that its distributions, as a result of its investment objectives and strategies, will consist primarily of net capital gains and dividends from its net investment income. Usually, distributions received from the Fund will be taxable, regardless of how long an investor has been a shareholder or whether distributions are reinvested. Distributions in the form of net capital gains may be taxable at different rates, depending on the length of time the Fund holds its assets.

Each of the Fund's distributions is paid annually. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. An exchange of the Fund's shares for shares of another American AAdvantage Fund will be treated as a sale of the Fund's shares, and any gain on the transaction will be subject to federal income tax.

The qualified retirement and benefit plans of AMR Corporation and its affiliates ("Plans") pay no federal income tax. Individual participants in the Plans should consult the Plans' governing documents and their own tax advisers for information on the tax consequences associated with participating in the Plans.

This is only a summary of some of the important tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding specific questions as to the effect of federal, state or local income taxes on an investment in the Fund.

ADDITIONAL INFORMATION

MASTER-FEEDER STRUCTURE

The Fund operates under a master-feeder structure. This means that the Fund is a "feeder" fund that invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

                          ---------------------------
                                    Investor
                          ---------------------------
                                               purchases shares of
                          ---------------------------
                                  Feeder Fund
                          ---------------------------
                                               which invests in
                          ---------------------------
                                  Master Fund
                          ---------------------------
                                               which buys
                          ---------------------------
                             Investment Securities
                          ---------------------------

The Fund invests all of its investable assets in the Small Cap Value Portfolio of the AMR Trust. The Fund can withdraw its investment in the Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. If this happens, the Fund's assets will be invested according to the investment policies and restrictions described in this Prospectus.

YEAR 2000

The Fund could be affected adversely if the computer systems used by the Manager, the Fund's other service providers, or companies in which the Fund invests do not properly process and calculate information that relates to dates beginning on January 1, 2000 and beyond. The Manager has taken steps that it believes are reasonably designed to address the potential failure of computer systems used by the Manager and the Fund's service providers to address the Year 2000 issue. However, due to the Fund's reliance on various service providers to perform essential functions, the Fund could have difficulty calculating the NAV, processing orders for share redemptions and delivering account statements and other information to shareholders. There can be no assurance that these steps will be sufficient to avoid any adverse impact.

ADDITIONAL INFORMATION

The Statement of Additional Information ("SAI") contains more details about the Fund and its investment policies. The SAI is incorporated in this Prospectus by reference (it is legally part of this Prospectus). A current SAI is on file with the SEC.

To obtain more information about the Funds or to request a free copy of the
SAI:

                                    BY TELEPHONE:
                                    Call (817) 967-3509

                                    BY MAIL:
                                    American AAdvantage Funds
                                    P.O.  Box 619003, MD5645
                                    DFW Airport, TX 75261-9003

                                    BY E-MAIL:
                                    american_aadvantagefunds@amrcorp.com

                                    ON THE INTERNET:
                                    Visit our website at www.aafunds.com
                                    Visit the SEC's website at www.sec.gov

Copies of these documents also may be obtained from the SEC Public Reference Room in Washington, D.C. The Public Reference Room can be reached at (800) 732-0330 or by mailing a request, including a duplicating fee to the SEC's Public Reference Section, 450 5th. Street NW, Washington, D.C. 20549-6009.

                             FUND SERVICE PROVIDERS


        CUSTODIAN                                    TRANSFER AGENT
        State Street Bank and Trust Company          State Street Bank and Trust Company
        Boston, Massachusetts                        Boston, Massachusetts

        INDEPENDENT AUDITORS                         DISTRIBUTOR
        Ernst & Young LLP                            Brokers Transaction Services, Inc.
        Dallas, Texas                                Dallas, Texas


                      [AMERICAN AADVANTAGE FUNDS(R) LOGO]


                            SEC File Number 811-4984



American AAdvantage Funds is a registered service mark of AMR Corporation. American AAdvantage Small Cap Value Fund is a service mark of AMR Investment Services. American Airlines is not responsible for investments made in the American AAdvantage Funds.